Securities - Gross Realized Gains and Gross Realized Losses on Sales of Securities (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains	$ 180	$ 3	$ 300	$ 27	$ 68	$ 8
Gross realized losses		(1)	(10)	(23)	(26)	(33)
Net realized gains (losses)	180	2	290	4	42	(25)
Aggregate proceeds	$ 4,984	$ 1,995	$ 14,582	$ 4,819	$ 13,540	$ 3,810